Concentrations	12 Months Ended
Dec. 31, 2018
Risks and Uncertainties [Abstract]
Concentrations

15.	Concentrations.

The mining royalty lands segment has a total of five tenants currently leasing mining locations and one lessee that accounted for 30% of the Company’s consolidated revenues during 2018 and $282,000 of accounts receivable at December 31, 2018.  The termination of these lessees’ underlying leases could have a material adverse effect on the Company. The Company places its cash and cash equivalents with First Tennessee Bank and BB&T.  At times, such amounts may exceed FDIC limits.